Corporate information	12 Months Ended
Dec. 31, 2023
Corporate Information
Corporate information

1	Corporate information

Afya Limited (“Afya”), collectively with its subsidiaries referred to as the “Company”, is a holding company incorporated under the laws of the Cayman Islands on March 22, 2019. The Company completed its initial public offering (IPO) on July 19, 2019, and its shares are listed on the Nasdaq under the symbol “AFYA”. The Company’s ultimate parent company is Bertelsmann SE& Co. KGaA (“Bertelsmann”), as a result of Bertelsmann’s acquisition of control on May 5, 2022.

The Company is formed by a network of higher education and post-graduate institutions focused on medical schools located in 19 Brazilian States forming the largest educational group by the number of medical seats in the country. In non-regulated education, Afya provides services that comprise the development and sale of electronically distributed educational courses on medicine science, related printed and soft skills educational content. The Company also offers solutions to empower the physicians in their daily routine including supporting clinic decisions through mobile app subscription, delivering practice management tools through a SaaS (“Software as a Service”) model and supporting the patient-physician relationship.

During the year ended December 31, 2022, the Ministry of Education (“MEC”) authorized the operations of 200 seats of medical schools, under the Mais Médicos II program across four medical schools. Each medical school will contribute with 50 seats. In March 2022, MEC authorized the increase of 28 seats of Centro Universitário São Lucas, located in the city of Ji-Parana, State of Rondônia and 64 medical seats of Faculdade Santo Agostinho, located in the city of Itabuna, State of Bahia. These operations of such medical schools and additional seats started between the second semester of 2022 and first semester of 2023.

In November 2021, MEC authorized the operation of 120 medical school seats in Garanhuns, in the city of Garanhuns, State of Pernambuco. These operations of the medical school started in the second semester of 2022.

Bertelsmann increases stake in Afya

On May 5, 2022, Afya was notified of the closing of the transaction where Bertelsmann SE& Co. KGaA, or “Bertelsmann” acquired 6,000,000 Class B common shares of Afya at the purchase price of US$26.90 per share, from Nicolau Carvalho Esteves, Rosângela de Oliveira Tavares Esteves and NRE Capital Ventures Ltd (together with Nicolau Carvalho Esteves and Rosângela de Oliveira Tavares Esteves, the “Esteves Family”). As result of the closing of the transaction, Bertelsmann and the Esteves family will beneficially own ~57.5% and ~33.0% voting interest, and ~31.0% and ~18.0% of the total shares, respectively, in Afya. The transaction had no effect on Afya’s consolidated financial statements.

Acquisitions

On January 2, 2023, Afya Participações S.A. (hereafter referred to as “Afya Brazil”), a wholly owned subsidiary of the Company, acquired Sociedade Educacional e Cultural Sergipe DelRey Ltda. (“DelRey”). DelRey is a post-secondary education institution with governmental authorization to offer on-campus, undergraduate degrees and graduate programs in medicine and health, as well as other courses, and encompasses the operations of Centro Universitário Tiradentes Alagoas (“UNIMA”) and Faculdade Tiradentes Jaboatão dos Guararapes (“FCM Jaboatão”). See Note 5.

During the year ended December 31, 2022, Afya Brazil entered into business combinations transactions for the acquisition of three entities under the Digital segment. The aggregate consideration transferred was R$ 99,399, of which R$ 67,381 represents the cash paid net of cash acquired with the subsidiaries (included in cash flows from investing activities) for such business combinations.

During the year ended December 31, 2021, Afya Brazil entered into business combinations transactions for the acquisition of two entities under the Undergrad segment and four entities under the Digital segment. The aggregate consideration transferred was R$ 1,234,460, of which R$ 842,197 represents the cash paid net of cash acquired with the subsidiaries (included in cash flows from investing activities).

Conflicts worldwide

During 2022 and 2023, international conflicts with potential large scale occurred, including Russia and Ukraine and Israel and Hamas. Those conflicts trigger a number of IFRS accounting considerations affecting the financial statements.

The Company’s operations are focused in Brazil and was not directly impacted by such conflicts. However, the continuous development of such conflicts may impact entities other than those with direct interests in the involved countries, for instance, as a result of exposure to fluctuations in commodity prices and foreign exchange rates, which may impact inflation, as well as the possibility of economic sanctions against such countries.

As of the date of these consolidated financial statements, both conflicts mentioned above have not significantly impacted Afya’s operations and results.